Leases (Tables)	12 Months Ended
Dec. 31, 2022
Leases [Abstract]
Supplemental Balance Sheet and Other Information
Supplemental balance sheet and other information related to operating leases as of December 31, 2022 and 2021 are as follows:

(in thousands, except lease term and discount rate)	Location in consolidated balance sheet	2022	2021
Operating lease right-of-use assets	Other long-term assets	$95,523	$100,894

Current operating lease liabilities	Accrued and other current liabilities	$22,220	$22,048
Long-term operating lease liabilities	Other long-term liabilities	$71,406	$76,534

Weighted average remaining lease term		6.92 years	7.80 years
Weighted average discount rate		2.08%	1.90%

Supplemental Cash Flow Information Related to Leases
Supplemental cash flow information related to operating leases for the years ended December 31, 2022 and 2021 are as follows:

(in thousands)	2022	2021
Cash paid for operating leases included in cash flows from operating activities	$26,842	$27,429
Operating lease right-of-use assets obtained in exchange for lease obligations	$25,148	$26,784

Maturities of Lease Liabilities
Future maturities of operating lease liabilities as of December 31, 2022 are as follows:

Years ending December 31, (in thousands)
2023	$23,747
2024	18,693
2025	13,598
2026	9,361
2027	7,285
Thereafter	28,256
Total lease payments	100,940
Less: Imputed interest	(7,314)
Total	$93,626